Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings (Tables) [Abstract]
Short term borrowings maturing in less than 30 days

	2012		2011		2010
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
As of December 31,
Commercial paper and other short-term borrowings	$22,202	0.18%	$18,053	0.19%	$17,454	0.26%
Federal funds purchased and securities sold
under agreements to repurchase	34,973	0.17	31,038	0.05	37,947	0.15
Total	$57,175	0.17	$49,091	0.10	$55,401	0.19
Year ended December 31,
Average daily balance
Commercial paper and other short-term borrowings	$19,104	0.28	$17,393	0.33	$16,330	0.31
Federal funds purchased and securities sold
under agreements to repurchase	32,092	0.12	34,388	0.11	30,494	0.18
Total	$51,196	0.18	$51,781	0.18	$46,824	0.22
Maximum month-end balance
Commercial paper and other short-term borrowings (1)	$22,202	N/A	$18,234	N/A	$17,646	N/A
Federal funds purchased and securities sold
under agreements to repurchase (2)	36,327	N/A	37,509	N/A	37,947	N/A

N/A- Not Applicable

  Highest month-end balance in each of the last three years was December 2012, April 2011 and March 2010.
  Highest month-end balance in each of the last three years was June 2012, March 2011 and December 2010.